UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2008

Waddell & Reed Advisors Continental Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors Continental Income Fund
March 31, 2007
COMMON STOCKS	Shares	Value

Air Transportation - 0.86%
Southwest Airlines Co.	284,100	$4,176,270

Aircraft - 1.57%
Boeing Company (The)	85,200	7,575,132

Banks - 3.42%
Bank of America Corporation	85,400	4,357,108
Northern Trust Corporation	117,100	7,038,295
Wells Fargo & Company	150,400	5,178,272
		16,573,675
Beverages - 3.38%
Anheuser-Busch Companies, Inc.	84,300	4,253,778
Brown-Forman Corporation, Class B	64,000	4,195,840
PepsiCo, Inc.	124,600	7,919,576
		16,369,194
Business Equipment and Services - 1.05%
Pitney Bowes Inc.	112,100	5,088,219

Chemicals - Petroleum and Inorganic - 1.26%
E.I. du Pont de Nemours and Company	123,300	6,094,719

Chemicals - Specialty - 1.19%
Air Products and Chemicals, Inc.	77,700	5,741,253

Communications Equipment - 4.60%
Cisco Systems, Inc.*	363,200	9,259,784
Nokia Corporation, Series A, ADR	289,700	6,639,924
QUALCOMM Incorporated	149,000	6,349,635
		22,249,343
Computers - Micro - 1.77%
Apple Inc.*	92,200	8,565,841

Computers - Peripherals - 1.19%
Microsoft Corporation	206,500	5,754,123

Defense - 2.47%
General Dynamics Corporation	156,600	11,964,240

Electrical Equipment - 1.05%
Emerson Electric Co.	117,400	5,058,766

Electronic Components - 2.51%
Microchip Technology Incorporated	181,200	6,440,754
Texas Instruments Incorporated	190,000	5,719,000
		12,159,754
Food and Related - 1.14%
Wm. Wrigley Jr. Company	108,700	5,536,091

Health Care - Drugs - 5.41%
Allergan, Inc.	57,800	6,405,396
Amgen Inc.*	69,200	3,865,166
Gilead Sciences, Inc.*	82,700	6,323,656
Novartis AG, ADR	61,900	3,381,597
Pfizer Inc.	246,300	6,221,538
		26,197,353
Health Care - General - 3.95%
DENTSPLY International Inc.	182,700	5,982,511
Johnson & Johnson	137,500	8,285,750
Zimmer Holdings, Inc.*	56,500	4,825,665
		19,093,926
Hospital Supply and Management - 2.29%
Community Health Systems, Inc.*	162,900	5,742,225
Medtronic, Inc.	109,300	5,362,258
		11,104,483
Hotels and Gaming - 1.09%
Las Vegas Sands, Inc.*	60,900	5,274,549

Household - General Products - 1.87%
Colgate-Palmolive Company	135,700	9,063,403

Insurance - Life - 1.15%
Aflac Incorporated	118,300	5,567,198

Insurance - Property and Casualty - 1.20%
Berkshire Hathaway Inc., Class B*	1,600	5,824,000

Leisure Time Industry - 1.00%
Time Warner Inc.	245,800	4,847,176

Motion Pictures - 1.62%
News Corporation Limited, Class A	338,500	7,826,120

Multiple Industry - 2.92%
Altria Group, Inc.	50,600	4,443,186
General Electric Company	273,300	9,663,888
		14,107,074
Non-Residential Construction - 1.54%
Fluor Corporation	83,200	7,464,704

Petroleum - International - 4.93%
BP p.l.c., ADR	95,000	6,151,250
ChevronTexaco Corporation	70,100	5,184,596
Exxon Mobil Corporation	166,138	12,535,112
		23,870,958
Petroleum - Services - 1.76%
Schlumberger Limited	123,500	8,533,850

Publishing - 1.07%
Meredith Corporation	89,900	5,159,361

Retail - General Merchandise - 2.07%
Target Corporation	78,300	4,640,058
Wal-Mart Stores, Inc.	114,200	5,361,690
		10,001,748
Retail - Specialty Stores - 0.78%
Best Buy Co., Inc.	77,300	3,766,056

Security and Commodity Brokers - 5.04%
American Express Company	93,000	5,245,200
Chicago Mercantile Exchange Holdings Inc.	8,100	4,312,926
J.P. Morgan Chase & Co.	139,400	6,744,172
UBS AG	135,700	8,064,651
		24,366,949
Timesharing and Software - 1.06%
Paychex, Inc.	135,900	5,145,174

Trucking and Shipping - 0.71%
Expeditors International of Washington, Inc.	83,000	3,428,315

Utilities - Electric - 1.46%
Exelon Corporation	102,800	7,063,388

Utilities - Telephone - 1.61%
AT&T Inc.	197,100	7,771,653

TOTAL COMMON STOCKS - 71.99%		$348,384,058

(Cost: $263,189,289)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation - 0.69%
Southwest Airlines Co.,
7.875%, 9-1-07	$3,300	3,330,119

Beverages - 0.45%
Coca-Cola Enterprises Inc.,
6.7%, 10-15-36	2,000	2,195,516

Finance Companies - 1.44%
General Electric Capital Corporation,
8.3%, 9-20-09	6,500	6,997,907

TOTAL CORPORATE DEBT SECURITIES - 2.58%		$12,523,542

(Cost: $11,899,678)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS

Agency Obligations - 3.04%
Federal Home Loan Mortgage Corporation,
6.625%, 9-15-09	5,000	5,202,505
Federal National Mortgage Association:
6.625%, 9-15-09	4,000	4,161,936
7.25%, 1-15-10	5,000	5,313,500
		14,677,941
Mortgage-Backed Obligations - 1.27%
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
8.25%, 6-1-08	7	6,729
4.5%, 7-1-18	2,966	2,879,440
Government National Mortgage Association Fixed Rate Pass-Through Certificates:
9.0%, 7-15-16	1	904
9.0%, 8-15-16	37	39,998
9.0%, 10-15-16	8	8,733
9.0%, 11-15-16	13	14,371
9.0%, 1-15-17	3	2,978
9.0%, 1-15-17	2	2,562
9.0%, 3-15-17	15	16,014
9.0%, 4-15-17	20	21,601
4.0%, 9-15-18	2,873	2,726,728
6.5%, 8-15-28	411	422,868
		6,142,926
Treasury Inflation Protected Obligation - 0.73%
United States Treasury Note,
3.0%, 7-15-12 (A)	3,000	3,540,138

Treasury Obligations - 12.39%
United States Treasury Bonds:
7.25%, 5-15-16	8,500	10,113,343
6.25%, 8-15-23	5,000	5,740,235
United States Treasury Notes:
3.25%, 8-15-07	5,000	4,966,600
2.625%, 5-15-08	5,000	4,879,885
4.25%, 10-15-10	10,000	9,911,330
4.25%, 11-15-14	10,000	9,762,500
4.25%, 8-15-15	15,000	14,598,630
		59,972,523

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 17.43%		$84,333,528

(Cost: $82,751,040)

SHORT-TERM SECURITIES

Commercial Paper
Capital Equipment - 1.24%
Caterpillar Inc.,
5.3%, 4-9-07	6,000	5,992,933

Construction Materials - 2.15%
Black & Decker Corp.,
5.52%, 4-2-07	10,399	10,397,406

Finance Companies - 1.03%
Ciesco, LLC,
5.255%, 4-5-07	5,000	4,997,081

Utilities - Electric - 1.24%
Detroit Edison Co.,
5.41%, 4-5-07	6,000	5,996,393

Utilities - Telephone - 1.03%
Verizon Communications Inc.,
5.35%, 4-4-07	5,000	4,997,771

Total Commercial Paper - 6.69%		32,381,584

Municipal Obligations - Taxable
California - 0.42%
California Pollution Control Financing Authority, Environmental Improvement Revenue Bonds (Atlantic Richfield Company Project), Series 1997 (Taxable), (BP p.l.c.),
5.29%, 4-10-07	2,000	1,999,979
Iowa - 0.89%
Iowa Finance Authority, Taxable Variable Rate Demand Health Facilities Revenue Bonds (St. Luke's Health Foundation of Sioux City, Iowa Project), Series 2006 (General Electric Capital Corporation),
5.33%, 4-5-07 **	4,315	4,315,000

Total Municipal Obligations - Taxable - 1.31%		6,314,979

TOTAL SHORT-TERM SECURITIES - 8.00%		$38,696,563

(Cost: $38,696,563)

TOTAL INVESTMENT SECURITIES - 100.00%		$483,937,691

(Cost: $396,536,570)

Notes to Schedule of Investments

Certain acronyms may be used within the body of the Fund's holdings. The definitions of these acronyms are as follows: ADR - American Depositary Receipts; CMO - Collateralized Mortgage Obligation; GDR - Global Depositary Receipts and REMIC - Real Estate Mortgage Investment Conduit.

*No dividends were paid during the preceding 12 months.

**Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2007.

(A) The interest rate for this security is a stated rate, but the interest payments are determined by multiplying the inflation-adjusted principal by one half of the stated rate for each semiannual interest payment date.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Continental Income Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Assistant Secretary

Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: May 30, 2007

By /s/Theodore W. Howard
Theodore W. Howard, Principal Financial Officer

Date: May 30, 2007